Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Finite-lived Intangible Assets Amortization Expense
Intangible assets and acquired lease liabilities consist of following:

	December 31,
(In thousands)	2015	2014
Intangible assets:
In-place leases, net of accumulated amortization of $61,857 and $20,131 at December 31, 2015 and 2014, respectively	$426,434	$435,684
Above-market leases, net of accumulated amortization of $3,279 and $1,086 at December 31, 2015 and 2014, respectively	22,322	26,329
Below-market ground leases, net of accumulated amortization of $115 and $32 at December 31, 2015, and 2014, respectively	4,287	817
Total intangible lease assets, net	$453,043	$462,830
Intangible liabilities:
Below-market leases, net of accumulated amortization of $3,296 and $1,211 at December 31, 2015 and 2014, respectively	$25,984	$21,676
Above-market ground leases, net of accumulated amortization of $15 and $0 at December 31, 2015 and 2014, respectively	1,994	$—
Total intangible lease liabilities, net	$27,978	$21,676

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table provides the weighted-average amortization periods as of December 31, 2015 for intangible assets and liabilities and the projected amortization expense and adjustments to revenues and property operating expense for the next five calendar years:

(In thousands)	Weighted-Average Amortization Years	2016	2017	2018	2019	2020
In-place leases	10.4	$44,665	$44,665	$44,665	$44,665	$44,505
Total to be included in depreciation and amortization		$44,665	$44,665	$44,665	$44,665	$44,505

Above-market lease assets	10.5	$2,271	$2,271	$2,271	$2,271	$2,271
Below-market lease liabilities	11.5	(2,527)	(2,527)	(2,527)	(2,527)	(2,502)
Total to be included in rental income		$(256)	$(256)	$(256)	$(256)	$(231)

Below-market ground lease assets	29.2	$195	$195	$195	$195	$195
Above-market ground lease liabilities	33.7	(59)	(59)	(59)	(59)	(59)
Total to be included in property operating expense		$136	$136	$136	$136	$136

Schedule of Distributions From Tax Perspective
The following table details from a tax perspective, the portion of a distribution classified as return of capital and ordinary dividend income, per share per annum, for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(In thousands)	December 31, 2015		December 31, 2014		December 31, 2013
Return of capital	63.1%	$0.45	70.4%	$0.50	51.7%	$0.37
Ordinary dividend income	36.9%	0.26	29.6%	$0.21	48.3%	0.34
Total	100.0%	$0.71	100.0%	$0.71	100.0%	$0.71

Schedule of Real Estate Investments by Location
The following tables present the geographic information (in thousands):

	Year Ended December 31,
(In thousands)	2015	2014	2013 (1)
Revenues
United States	$130,598	$65,651	$1,132
United Kingdom	40,830	18,199	2,819
Europe	33,904	9,533	—
Total	$205,332	$93,383	$3,951
_________________________

(1)	The Company did not own any properties denominated in Euro as of December 31, 2013, and as such there were no revenues or Net Investments in Real Estate in this denomination for that period.

	As of December 31,
(In thousands)	2015	2014
Investments in Real Estate
United States	$1,610,720	$1,446,604
United Kingdom	441,586	466,292
Europe	493,998	427,143
Total	$2,546,304	$2,340,039

Schedule of Error Corrections and Prior Period Adjustments
The effects of these revisions are summarized below:

(In thousands)	As originally Reported	Adjustment	As Revised
Year ended December 31, 2014
Cumulative translation adjustment	$(11,990)	$12,466	$476
Designated derivatives, fair value adjustments	6,082	(12,466)	(6,384)
Total OCI	$(5,908)	$—	$(5,908)

(In thousands)	As originally Reported	Adjustment	As Revised
Three months ended March 31, 2015
Cumulative translation adjustment	$(14,534)	$7,624	$(6,910)
Designated derivatives, fair value adjustments	7,534	(7,624)	(90)
Total OCI	$(7,000)	$—	$(7,000)

(In thousands)	As originally Reported	Adjustment	As Revised
Three months ended June 30, 2015
Cumulative translation adjustment	$9,047	$2,032	$11,079
Designated derivatives, fair value adjustments	4,368	(2,032)	2,336
Total OCI	$13,415	$—	$13,415

(In thousands)	As originally Reported	Adjustment	As Revised
Six months ended June 30, 2015
Cumulative translation adjustment	$(5,487)	$9,656	$4,169
Designated derivatives, fair value adjustments	11,902	(9,656)	2,246
Total OCI	$6,415	$—	$6,415

(In thousands)	As originally Reported	Adjustment	As Revised
Three months ended September 30, 2015
Cumulative translation adjustment	$836	$(2,364)	$(1,528)
Designated derivatives, fair value adjustments	(6,149)	2,364	(3,785)
Total OCI	$(5,313)	$—	$(5,313)

(In thousands)	As originally Reported	Adjustment	As Revised
Nine months ended September 30, 2015
Cumulative translation adjustment	$(4,651)	$7,292	$2,641
Designated derivatives, fair value adjustments	5,753	(7,292)	(1,539)
Total OCI	$1,102	$—	$1,102

(In thousands)	As originally Reported	Adjustment	As Revised
Year ended December 31, 2015
Cumulative translation adjustment	$(5,169)	$6,426	$1,257
Designated derivatives, fair value adjustments	6,982	(6,426)	556
Total OCI	$1,813	$—	$1,813

(In thousands)	As originally Reported	Adjustment	As Revised
Three months ended March 31, 2016
Cumulative translation adjustment	$2,996	$(2,930)	$66
Designated derivatives, fair value adjustments	(11,316)	2,930	(8,386)
Total OCI	$(8,320)	$—	$(8,320)